Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies [Abstract]
Change of effect on incremental borrowing rate for leases
The effect of a change in the incremental borrowing rate for leases entered into during the reporting period is shown in the table below:

Estimate	Change in estimate	Effect on right-of-use asset	Effect on lease liability
Incremental borrowing rate	1% increase in the rate	Reduction of $3,295	Reduction of $3,295

Immaterial corrections reflecting the prior period
A summary of immaterial corrections reflecting the prior period impact to the Company’s Statements of financial position, for the year ended December 31, 2022 is shown below:

	2022	Correction	2022
Trade receivables	$471,514	$(31,655)	$439,859
Related parties	39,468	31,655	71,123
	$510,982	$-	$510,982